Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [abstract]
Schedule of Intangible Assets

Cost	Intangible Assets
(Unaudited)
Balance as of January 1, 2026	$—
Additions	128
Transfers from property, plant & equipment	309
Balance at June 30, 2026	437

Accumulated Impairment
Balance as of January 1, 2026	—
Balance at June 30, 2026	$—

Carrying value
As of June 30, 2026	$437
As of December 31, 2025	$—